Equity (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Debt converted into common stock	8,000
Fair value of convertible debt	$ 210,362
July 31, 2013 (Member)
Debt converted into common stock	3,000
Fair value of convertible debt	177,662
December 4, 2013 [Member]
Debt converted into common stock	5,000
Fair value of convertible debt	$ 32,700